Investment in affiliates	12 Months Ended
Dec. 31, 2019
Investment in affiliates
Investment in affiliates

6. Investment in affiliates

The following table summarizes the Group’s balances of investment in affiliates:

	As of December 31
	2018		2019		2019
	RMB	%	RMB	%	USD	%
Private equity funds that the Company serves as general partner or fund manager (1)	30,487,247	—	75,750,152	—	10,880,829	—
Changjiang Jupai (Shanghai) Finance Consulting Co., Ltd. (“Changjiang Jupai”) (2)	11,194,270	25.0%	11,449,125	25.0%	1,644,564	25.0%
Shanghai Wuling Investment Center (“Wuling Center”)	6,696,246	1.2%	7,763,915	1.2%	1,115,217	1.2%
Shanghai Jucheng Zhidi Co., Ltd ("Jucheng Zhidi") (3)	—	—	4,910,260	2.0%	705,315	2.0%
Shanghai Guochen Equity Management Co., Ltd. (“Guochen”)	3,637,499	8.3%	3,398,720	8.3%	488,196	8.3%
Shanghai Juzhi Investment Management Co., Ltd. (“Juzhi”)	3,984,209	50.0%	2,680,206	50.0%	384,988	50.0%
Shanghai Jupai Hehui Asset Management Co., Ltd. ("Hehui") (4)	4,135,930	49.0%	—	—	—	—
Shanghai Jinyong Investment Management Co., Ltd. ("Jinyong") (5)	3,321,753	31.0%	—	—	—	—
Others	3,805,277		1,588,622		228,189
Total investments	67,262,431		107,541,000		15,447,298

The investments above are accounted for using equity method of accounting.

(1)  Shanghai Juxiang and Scepter invested in private equity funds of funds that the Group serves as general partner or fund manager. Shanghai Juxiang and Scepter held no more than 4% equity interest in these private equity funds of funds as a general partner. The Group accounts for these investments using the equity method of accounting due to the fact that the Company can exercise significant influence on these investees in the capacity of general partner or fund manager.

(2)  The Group invested RMB8,000,000 for 40% equity interest in Changjiang Jupai and accounted for the investment with equity method accounting. In January 2017, the Group disposed of a 10% equity interest in Changjiang Jupai to an unrelated party for a consideration of RMB2,000,000. In December 2017, Changjiang Jupai increased the registered capital to RMB24,000,000, and attracted one more investor, whose investment diluted the Company’s shareholding into 25%.

(3)  The Group invested RMB5,000,000 for 2% equity interest in Shanghai Jucheng Zhidi Co., Ltd this year and accounted for the investment with equity method accounting. The main operating business is real estate development and management.

(4)   Hehui used to be a consolidated subsidiary of the Group in which the Group owned 65% equity interest. In September 2014, the Group disposed of 16% equity interest in Hehui to an unrelated third party, determined the Group no longer controlled the entity and as a result deconsolidated Hehui. The remaining 49% equity interest in Hehui was re-measured at fair value and has been subsequently accounted for as equity method investment. The Group disposed of the entire investment in 2019 for RMB4.0 million (USD0.57 million).

(5)  Jinyong used to be a consolidated subsidiary of the Group in which the Group owned 80% equity interest. In May 2018, the Group sold 49% equity interest in Jinyong to unrelated third parties, determined the Group no longer controlled the entity and as a result deconsolidated Jinyong. The remaining 31% equity interest in Jinyong was re-measured at fair value and has been subsequently accounted for as equity method investment. In December 2018, Jinyong increased paid-in capital by RMB15 million of which the Group invested RMB4.7 million (USD0.68 million) into remain its 31% equity interest. The Group disposed of the entire investment in 2019 for RMB6.2 million (USD0.89 million).

In addition to the above, the Group also held investments in several fund management companies, none of which is individually material.